Other Current and Long-term Liabilities	12 Months Ended
Dec. 31, 2013
Other Current and Long-term Liabilities
Other Current and Long-term Liabilities

11. Other Current and Long-term Liabilities

        Other current liabilities consisted of the following as at December 31 (in thousands):

	2013	2012
Fair value of swaps	$109,431	$130,100
Other current liabilities	5,267	365

Total	$114,698	$130,465

        As of December 31, 2013, other current liabilities mainly consist of $4.9 million in relation to deferred fees accrued in accordance with the Bank Agreement (refer to Note 13, Long-Term Debt), which will be cash settled on December 31, 2014 and are recorded at amortized cost.

        Other long-term liabilities consisted of the following at December 31 (in thousands):

	2013	2012
Fair value of swaps	$59,077	$176,948
Other long-term liabilities	9,103	10,315

Total	$68,180	$187,263

        As of December 31, 2012, other long-term liabilities mainly consist of $4.8 million in relation to deferred fees accrued in accordance with the Bank Agreement (refer to Note 13, Long-Term Debt), which will be cash settled on December 31, 2014 and are recorded at amortized cost.

        In respect to the fair value of swaps, refer to Note 16a, Financial Instruments—Cash Flow Interest Rate Swap Hedges.